SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Organization

Organization - On June 22, 2012, FAB Universal (FAB) formed Future Healthcare of America ("FHA"), a wholly owned subsidiary. On October 1, 2012, FHA operations were spun-off in a 1 for 1 dividend to the shareholders of record of FAB on September 5, 2012, the record date.  Interim Healthcare of Wyoming, Inc. ("Interim"), a Wyoming corporation, a wholly owned subsidiary of Future Healthcare of America, was organized on September 30, 1991.  Interim operates primarily in the home healthcare and healthcare staffing services in Wyoming and Montana.  On April 3, 2007, Interim purchased the operations of Professional Personnel, Inc., d.b.a., Professional Nursing Personnel Pool.

Organization - On June 22, 2012, FAB Universal (FAB) formed Future Healthcare of America ("FHA"), a wholly owned subsidiary. On October 1, 2012, FHA operations were spun-off in a 1 for 1 dividend to the shareholders of record of FAB on September 5, 2012, the record date.  Interim Healthcare of Wyoming, Inc. ("Interim"), a Wyoming corporation, a wholly owned subsidiary of Future Healthcare of America, was organized on September 30, 1991.  Interim operates primarily in the home healthcare and healthcare staffing services in Wyoming and Montana.  On April 3, 2007, Interim purchased the operations of Professional Personnel, Inc., d.b.a., Professional Nursing Personnel Pool.

Spin-Off
Spin-Off - The common shares outstanding, common stock and additional paid in capital have been restated in the September 30, 2012 financial statements to reflect the 10,063,249 common shares, issued by Future Healthcare of America to shareholders of record of FAB Universal on September 5, 2012 to effectively spin-off the operations.

Spin-Off - The common shares outstanding, common stock and additional paid in capital have been restated in the December 31, 2011 financial statements to reflect the 10,063,249 common shares, issued by Future Healthcare of America to shareholders of record of FAB Universal on September 5, 2012 to effectively spin-off the operations.

Accounting Estimates

Accounting Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Management made assumptions and estimates for determining reserve for accounts receivable, obsolete inventory and in determining the impairment of definite life intangible assets and goodwill.  Actual results could differ from those estimated by management.

Accounting Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Management made assumptions and estimates for determining reserve for accounts receivable, obsolete inventory and in determining the impairment of definite life intangible assets and goodwill. Actual results could differ from those estimated by management.

Reclassification

Reclassification - The financial statements for the period ended prior to September 30, 2013 have been reclassified to conform to the headings and classifications used in the September 30, 2013 financial statements.

Reclassification - The financial statements for the period ended prior to December 31, 2012 have been reclassified to conform to the headings and classifications used in the December 31, 2012 financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents - The Company considers all highly liquid investments with an original maturity date of three months or less when purchased to be cash equivalents.  At September 30, 2013, the Company had $671,524 in excess of federally insured limits.

Cash and Cash Equivalents - The Company considers all highly liquid investments with an original maturity date of three months or less when purchased to be cash equivalents.  At December 31, 2012, the Company had no cash balances in excess of federally insured limits.

Accounts Receivable

Accounts Receivable - Accounts receivable consist of trade receivables arising in the normal course of business. At September 30, 2013 and 2012, the Company has an allowance for doubtful accounts of $20,200, which reflects the Company's best estimate of probable losses inherent in the accounts receivable balance. The Company determines the allowance based on known troubled accounts, historical experience, and other currently available evidence. During the nine months ended September 30, 2013 and 2012, the Company adjusted the allowance for bad debt by $0 and $0, respectfully.

Accounts Receivable - Accounts receivable consist of trade receivables arising in the normal course of business. At December 31, 2012 and 2011, the Company has an allowance for doubtful accounts of $20,200 and $20,200, respectively, which reflects the Company's best estimate of probable losses inherent in the accounts receivable balance. The Company determines the allowance based on known troubled accounts, historical experience, and other currently available evidence. During the years ended December 31, 2012 and 2011, the Company adjusted the allowance for bad debt by $0.

Depreciation	Depreciation - Depreciation of property and equipment is provided on the straight-line method over the estimated useful lives.

Depreciation - Depreciation of property and equipment is provided on the straight-line method over the estimated useful lives.

Long-lived intangible assets

FHA evaluates its long-lived assets for impairment whenever events or change in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to the future net undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is the excess of the carrying amount over the fair value of the asset.

Goodwill

Goodwill - Goodwill is evaluated for impairment annually in the fourth quarter of the Company's fiscal year, and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. Triggering events that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of goodwill or a significant decrease in expected cash flows.  The company recorded an impairment charge of $1,109,852 on goodwill during the quarter ended December 31, 2012 as the estimated fair value of the reporting units was less than their estimated fair values.

Goodwill - Goodwill is evaluated for impairment annually in the fourth quarter of the Company's fiscal year, and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. Triggering events that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of goodwill or a significant decrease in expected cash flows.  The company recorded an impairment charge of $1,109,852 on goodwill, during the quarter ended December 31, 2012 as the estimated fair value of the reporting units was less than their estimated fair values.

Income/(Loss) Per Share

Income /(Loss) Per Share - The Company computes income (loss) per share in accordance with Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 260 Earnings Per Share, which requires the Company to present basic earnings per share and diluted earnings per share when the effect is dilutive (see Note 8).

Loss Per Share - The Company computes loss per share in accordance with FASB ASC Topic 260 Earnings Per Share, which requires the Company to present basic earnings per share and diluted earnings per share when the effect is dilutive (see Note 7).

Leases

Leases - The Company accounts for leases in accordance with Financial FASB ASC Topic 840, ("Accounting for Leases").  Leases that meet one or more of the capital lease criteria of standard are recorded as a capital lease, all other leases are operating leases.

Leases - The Company accounts for leases in accordance with Accounting Standards Codification ("ASC") Topic 840, (formerly Statement of Financial Accounting Standards SFAS No. 13 "Accounting for Leases").  Leases that meet one or more of the capital lease criteria of standard are recorded as a capital lease, all other leases are operating leases.

Income Taxes

Income Taxes - The Company accounts for income taxes in accordance with FASB ASC Topic 740 Accounting for Income Taxes.  This topic requires an asset and liability approach for accounting for income taxes (see Note 6).

Income Taxes - The Company accounts for income taxes in accordance with FASB ASC Topic 740 Accounting for Income Taxes.  This topic requires an asset and liability approach for accounting for income taxes (see Note 5).

Advertising Costs	Advertising Costs - Advertising costs are expensed as incurred and amounted to $34,999 and $38,120 for the nine months ending September 30, 2013 and 2012, respectively.	Advertising Costs - Advertising costs are expensed as incurred and amounted to $54,162 and $31,040 for the periods ending December 31, 2012 and 2011, respectively.
Fair Value of Financial Instruments

Fair Value of Financial Instruments - The Company accounts for fair value measurements for financial assets and financial liabilities in accordance with FASB ASC Topic 820. The authoritative guidance, which, among other things, defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as the exit price, representing the amount that would either be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

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Level 1. Observable inputs such as quoted prices in active markets for identical assets or liabilities;

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Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

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Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Unless otherwise disclosed, the fair value of the Company's financial instruments including cash, accounts receivable, prepaid expense, accounts payable and accrued expenses approximates their recorded values due to their short-term maturities.

Fair Value of Financial Instruments - The Company accounts for fair value measurements for financial assets and financial liabilities in accordance with FASB ASC Topic 820. The authoritative guidance, which, among other things, defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as the exit price, representing the amount that would either be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

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Level 1. Observable inputs such as quoted prices in active markets for identical assets or liabilities;

•

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

•

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Unless otherwise disclosed, the fair value of the Company's financial instruments including cash, accounts receivable, prepaid expenses, and accounts payable and accrued expenses approximates their recorded values due to their short-term maturities.

Revenue Recognition

Revenue Recognition - Revenue is generated from various payer's including Medicare, Medicaid, Insurance Companies, and various other entities and individuals.  In accordance with FASB ASC Topic 605, Revenue is recognized when persuasive evidence of an arrangement exists, services have been provided, the price of services is fixed or determinable, and collection is reasonably assured. Payments received prior to services being provided are recorded as a liability (deferred revenue) until such services are performed.  Revenue is recorded as net revenue where contractual adjustments and discounts are deducted from Gross Revenue to determine net revenue.

Revenue Recognition - Revenue is generated from various payer's including Medicare, Medicaid, Insurance Companies, and various other entities and individuals.  In accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 605, Revenue is recognized when persuasive evidence of an arrangement exists, services have been provided, the price of services is fixed or determinable, and collection is reasonably assured. Payments received prior to services being provided are recorded as a liability (deferred revenue) until such services are performed. Revenue is recorded as net revenue where contractual adjustments and discounts are deducted from Gross Revenue to determine net revenue.

Recently Enacted Accounting Standards

Recently Enacted Accounting Standards

Recent accounting pronouncements issued by the FASB did not or are not believed by management to have a material impact on the Company's present or future financial statements.

Recently Enacted Accounting Standards - Recent accounting pronouncements issued by the FASB did not or are not believed by management to have a material impact on the Company's present or future financial statements.